Unearned Revenue by Segment (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred Revenue Arrangement [Line Items]
Unearned revenue	$ 22,399	$ 20,059
Commercial Licensing
Deferred Revenue Arrangement [Line Items]
Unearned revenue	18,460	16,818
Commercial Other
Deferred Revenue Arrangement [Line Items]
Unearned revenue	2,272	1,529
Rest of the segments
Deferred Revenue Arrangement [Line Items]
Unearned revenue	$ 1,667	$ 1,712